Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Schedule of Intangible Assets

	Goodwill	Mineral licenses	Other intangible assets
Cost
At December 31, 2017	32,878	55,618	880
Exchange differences on translation of foreign operations	90	—	—

At December 31, 2018	32,968	55,618	880
Exchange differences on translation of foreign operations	(57)	—	—

At December 31, 2019	32,911	55,618	880
Disposals	—	(1,023)	—
Discontinued operations (Note 25)	—	(11,823)	—
Exchange differences on translation of foreign operations	90	—	—

At December 31, 2020	33,001	42,772	880

Amortisation and impairment
At December 31, 2017	(14,547)	(22,378)	—
Impairment	(2,382)	—	—
Amortisation	—	(1,172)	(36)

At December 31, 2018	(16,929)	(23,550)	(36)
Impairment	(3,139)	(6)	—
Amortisation	—	(987)	(35)

At December 31, 2019	(20,068)	(24,543)	(71)
Impairment	(3,324)	—	—
Amortisation	—	(921)	(35)
Disposals	—	1,023	—
Discontinued operations (Note 25)	—	127	—

At December 31, 2020	(23,392)	(24,314)	(106)

Net book value
At December 31, 2017	18,331	33,240	880

At December 31, 2018	16,039	32,068	844

At December 31, 2019	12,843	31,075	809

At December 31, 2020	9,609	18,458	774